Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13002928

JAN 27 2014
Washington, DC 20549

001- 34968

January 27, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Anheuser-Busch InBev SA/NV (Guarantor), Brandbev S.à r.l. (Guarantor), BrandBrew S.A. (Guarantor), Cobrew NV (Guarantor), Anheuser-Busch Companies, LLC (Guarantor), Anheuser-Busch InBev Worldwide Inc. (Guarantor), Anheuser-Busch InBev Finance Inc. (Issuer), 1.125% Notes due 2017, 2.150% Notes due 2019, 3.700% Notes due 2024, 4.625% Notes due 2044, Floating Rate Notes due 2017, Floating Rate Notes due 2019, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 23, 2014. Tentative listing date – January 29, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com